Income Taxes - Components of Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Current	$ (11,089)	$ (25,563)	$ (17,458)
Deferred	2,101	81	(2,266)
Income tax expense	$ (8,988)	$ (25,482)	$ (19,724)